Borrowings And Lease Liabilities - Additional Information (Detail) - Ita Unibanco [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Maturity	March 8, 2021	March 8, 2021
Borrowings Term	36 months	36 months